Real Estate Investments - Schedule of Acquired Properties (Detail)						12 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2014	Apr. 21, 2014 Central Fairwinds [Member]	Apr. 21, 2014 Corporate Parkway [Member]	Apr. 21, 2014 Washington Group Plaza [Member]	Apr. 21, 2014 Cherry Creek [Member]	Dec. 31, 2013 Predecessor [Member] Central Fairwinds [Member]	Dec. 31, 2013 Predecessor [Member] Corporate Parkway [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member]	Sep. 30, 2014 Predecessor [Member] Cherry Creek [Member]	Jan. 02, 2014 Predecessor [Member] Cherry Creek [Member]	Sep. 30, 2014 Predecessor [Member] Plaza 25 [Member]	Jun. 04, 2014 Predecessor [Member] Plaza 25 [Member]	Sep. 30, 2014 Predecessor [Member] Lake Vista Pointe [Member]	Jul. 18, 2014 Predecessor [Member] Lake Vista Pointe [Member]
Business Acquisition [Line Items]
Real estate property, date acquired						2012-05	2013-05	2013-06	2014-01		2014-06		2014-07
Real estate property, percentage owned	71.60%	90.00%	100.00%	100.00%	100.00%	90.00%	100.00%	89.90%	100.00%	57.70%	100.00%	100.00%	100.00%	100.00%